SCHEDULE OF OPERATIONS TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Sale of goods	$ 6,915,000	$ 9,483,000	$ 14,961,000
Purchase of goods	16,160,000	26,950,000	34,000,000.00
Interest Expense	16,574,000	14,819,000	14,724,000
Purchase of goods	(16,160,000)	(26,950,000)	(34,000,000.00)
Jilin FAW Baosteel Auto Steel Parts Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods		177,000	941,000
Interest Expense
Purchase of goods		(177,000)	(941,000)
Jilin Jiqi-Longshan Automobile Chassis Co., Ltd [Member]
Related Party Transaction [Line Items]
Sale of goods	345,000	676,000	316,000
Purchase of goods	17,729,000	2,598,000	2,803,000
Interest Expense
Purchase of goods	(17,729,000)	(2,598,000)	(2,803,000)
Wang Qingjun [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense		15,000
Purchase of goods
Euroamer Kaiwan Technology Company Limited [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense		22,000
Purchase of goods
China FAW Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods	58,000	518,000	100,000
Purchase of goods	5,000		108,000
Interest Expense
Purchase of goods	(5,000)		(108,000)
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	189,347	203,081	245,342
Purchase of goods
Yantai Guofeng Investment Holding Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense		6,894,000	7,239,000
Purchase of goods
Nanjing Shengnuo Biotechnology Industry Company Ltd [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	46,000	70,000
Purchase of goods
Qiming Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods	127,000	213,000	248,000
Interest Expense
Purchase of goods	(127,000)	(213,000)	(248,000)
FAW Bestune Car Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods		145,000	1,790,000
Purchase of goods		1,000	391,000
Interest Expense
Purchase of goods		(1,000)	(391,000)
FAW-Volkswagen Automobile Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods	68,000	108,000	224,000
Purchase of goods
Interest Expense
Purchase of goods
FAW Logistics Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense
Purchase of goods
China FAW Technology Center [Member]
Related Party Transaction [Line Items]
Sale of goods		243,000	756,000
Purchase of goods
Interest Expense
Purchase of goods
China FAW Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods			429,000
Interest Expense
Purchase of goods			(429,000)
China FAW Group Import & Export Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods	63,000	380,000	1,824,000
Purchase of goods	9,000		157,000
Interest Expense
Purchase of goods	(9,000)		(157,000)
FAW Finance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	8,835,000	7,510,000	7,240,000
Purchase of goods
Changchun Wisdom Bus Branch of FAW Jiefang Automobile Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods	0	333,000	1,898,000
Purchase of goods
Interest Expense
Purchase of goods
Yantai Public Transportation Co Ltd [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	6,796,000
Purchase of goods
Shandong Zhanpuce Management Consulting [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense		12,000
Purchase of goods
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	101,000	21,000
Purchase of goods
Jinan Haiyun Investment Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods
Interest Expense	120,000	34,000
Purchase of goods
Machinery Industry Ninth Design and Research Institute Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods	150,000
Interest Expense
Purchase of goods	(150,000)
Other [Member]
Related Party Transaction [Line Items]
Sale of goods
Purchase of goods	90,000	19,000	1,052,000
Interest Expense
Purchase of goods	(90,000)	(19,000)	(1,052,000)
Related Party [Member]
Related Party Transaction [Line Items]
Sale of goods	534,000	2,403,000	6,908,000
Purchase of goods	17,810,000	3,008,000	6,129,000
Interest Expense	16,087,000	14,781,000	14,724,000
Purchase of goods	$ (17,810,000)	$ (3,008,000)	$ (6,129,000)